INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
9. INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of
25%.
Pursuant to PRC tax laws, certain subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from PRC Corporate Income Tax (“PRC CIT”) from first operation year and a 50% PRC CIT reduction for the succeeding three years thereafter.

United States

ReneSola US is incorporated in California, the United States. It is subject to a federal corporate income tax rate of 35% for 2016 and 2017, and is subject to a federal corporate income tax rate of 21% for 2018, effective from January 1, 2018 under the 2017 Tax Cuts and Jobs Act, and is subject to California state income tax of 8.84%, and Connecticut state income tax of 7.5%, which is deductible for federal corporate income tax purpose.

The tax expense from continuing operations comprises:

	Years ended December 31,
	2016	2017	2018
Income (Loss) before income tax
PRC	$(69,465)	$2,938,038	$10,535,785
Other jurisdictions	296,039	583,861	(5,628,096)

Total	226,574	3,521,899	4,907,689

Current tax expense
PRC	-	(11,926)	(553,859)
Other jurisdictions	(283,829)	(222,094)	(351,735)

Subtotal	(283,829)	(234,020)	(905,594)
Deferred tax benefit (expense)	-
PRC	-	1,402	748,490
Other jurisdictions	151,737	(89,450)	345,895

Subtotal	151,737	(88,048)	1,094,385

Total income tax benefit (expense)	$(132,092)	$(322,068)	$188,791

There were no reversals or additions of unrecognized tax benefits during the year ended December 31, 2016, 2017 and 2018, respectively.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2017 and 2018, there were no interest and penalties related to uncertain tax positions. As of December 31, 2017 and 2018, there was no accrual of uncertain tax benefits recognized by the Company. The Company does not anticipate significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $15,060) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2017	2018
Deferred tax assets:
Accrued expenses	$6,254	$10,632
Net operating losses	3,234,651	5,513,847
Unrealized internal profit	-	1,094,217
Other	55,282	27,990
Total gross deferred tax assets	3,296,187	6,646,686
Valuation allowance on deferred tax assets	(3,236,889)	(5,535,214)
Net deferred tax assets	$59,298	$1,111,472

As of December 31, 2018, the subsidiaries of the Company in PRC had net operating loss carry forwards of $1,359,934, of which $154,272, $1,033,152 and $172,510 will expire in 2021, 2022 and 2023 respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $3,236,889 and $5,535,214 as at December 31, 2017 and 2018, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	26%	(3)%	47%
Preferential tax rate (1)	-	(24)%	(53)%
Effect of different tax rate of subsidiaries	20%	(4)%	(7)%
Other	(13)%	(4)%	(16)%
Effective income tax rate	58%	(10)%	(4)%

The following table sets forth the effect of preferential tax on China operations for the years ended December 31 2016, 2017 and 2018, respectively:

	Year ended December 31,
	2016	2017	2018

Preferential tax effect (1)	$-	$845,010	$2,609,975
Basic earnings per share from continuing operations effect - decrease	-	-	-
Diluted earnings per share from continuing operations effect - decrease	$-	$-	$-

(1)
Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity, and is 50% exempted from PRC CIT for another three years. In addition, certain solar power project entities in the western region of China enjoy preferential tax policies and are subject to a preferential tax rate of 15%.